SHAREHOLDERS’ EQUITY (Details Narrative)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
MM CAN USA Class B Reedemable Units [Member]
Business Acquisition [Line Items]
Non-controlling interest, shares issued	17.13%
MM CAN USA [Member]
Business Acquisition [Line Items]
Non-controlling interest, shares issued		36.89%	64.85%
MM Enterprises USA Common Units [Member]
Business Acquisition [Line Items]
Non-controlling interest, shares issued	0.10%	0.11%	0.15%